Summary of Significant Accounting Policies (Tables)	6 Months Ended
Apr. 30, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Estimated Useful Lives of Property and Equipment	Depreciation is computed using the straight-line method over the estimated useful lives of the assets.
Estimated useful lives (years)
Electronic equipment	2 – 5
Office facilities	2 – 5
Machinery equipment	3 – 5
Vehicles	4 – 5

Schedule of Estimated Useful Lives of Intangible Assets	The estimated useful lives of the Company’s intangible assets are listed below:
Estimated useful lives (years)
Patent right	20

Schedule of Revenue by Major Product Line

Revenue by major product line

	For The Six Months Ended April 30,
	2025	2024
Wastewater treatment revenue	$493,123	$491,991
River water quality management revenue	4,728,449	1,645,366
Product sales revenue	277,081	86,433
Total Revenue	$5,498,653	$2,223,790

Schedule of Contract Assets	The contract assets as of April 30, 2025 and October 31, 2024 are as follows:
	April 30, 2025	October 31, 2024
Contract assets for wastewater treatment revenue	$272,949	$281,548
Contract assets for river water quality management revenue	315,654	322,431
Total	$588,603	$603,979

Schedule of Foreign Currency Translation of Financial Statement Items

Translation of amounts from RMB into U.S. dollars has been made at the following exchange rates:

Balance sheet items, except for equity accounts
April 30, 2025	RMB7.2706 to $1
October 31, 2024	RMB7.1178 to $1

Income statement and cash flows items
For the six months ended April 30, 2025	RMB7.2681 to $1
For the six months ended April 30, 2024	RMB7.1949 to $1